Reportable Segments - Results of Operations by Reportable Segment (Parenthetical) (Detail)	12 Months Ended	9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended									9 Months Ended
	Dec. 31, 2012 Customer	Sep. 30, 2013 International Drilling [Member]	Sep. 30, 2013 Exxon Neftegas Limited [Member]	Sep. 30, 2012 Exxon Neftegas Limited [Member]	Dec. 31, 2012 Exxon Neftegas Limited [Member]	Dec. 31, 2011 Exxon Neftegas Limited [Member]	Sep. 30, 2013 Exxon Neftegas Limited [Member] International Drilling [Member]	Dec. 31, 2012 Exxon Neftegas Limited [Member] International Drilling [Member]	Dec. 31, 2011 Exxon Neftegas Limited [Member] International Drilling [Member]	Dec. 31, 2012 Customer Two [Member]	Dec. 31, 2012 Customer Two [Member] International Drilling [Member]	Dec. 31, 2010 BP [Member]	Dec. 31, 2010 BP [Member] Construction Contract [Member]	Dec. 31, 2010 ExxonMobil [Member]	Dec. 31, 2010 ExxonMobil [Member] Rental Tools [Member]	Dec. 31, 2010 ExxonMobil [Member] International Drilling [Member]	Sep. 30, 2012 Schlumberger [Member]	Sep. 30, 2013 Schlumberger [Member] International Drilling [Member]
Segment Information [Line Items]
Number of major customer	2
Percent of total revenues		36.90%	14.30%	10.60%	12.00%	16.00%	32.00%			10.00%		12.00%		12.00%			10.20%	24.00%
Percent of segment revenues								27.00%	34.00%		24.00%		90.00%		7.00%	22.00%